FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial liabilities
Schedule of maximum exposure to credit risk
	December 31, 2023	December 31, 2022

Cash	13,979	11,934
Trade accounts receivables	2,260	1,295
Other accounts receivable	2,053	2,166
Promissory Notes	20,000	-
Other long term receivables	2,000	-
FPA	-	40,852
Contract assets	4,091	5,035
Total	44,383	61,282

Schedule of currency risk

	December 31, 2023
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,120	1,372	235	11,252	13,979
Trade receivables	-	55	-	2,205	2,260
Prepaid expenses and other account receivables		2,036		17	2,053
Promissory Notes	-	-	-	20,000	20,000
Other long-term receivables	-	-	-	2,000	2,000
Contract Assets	-	-	128	3,963	4,091
	1,120	3,463	363	39,437	44,383
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases-ST	(469)	-	(144)	(26)	(639)
Advanced payments from MDA against future orders	-	-	-	(28,138)	(28,138)
Trade payables	(479)	(368)	(284)	(247)	(1,378)
Payables and credit balances	(896)	(618)	(415)	(5,942)	(7,871)
	(1,844)	(986)	(843)	(34,535)	(38,026)
Non-current liabilities:
Liability for IIA Royalties	(1,196)	-	-	-	(1,196)
Liabilities in respect of leases-LT	(1,558)	-	(495)	(14)	(2,067)
Long term loans from banks	-	-	-	(59,792)	(59,792)
Net balances	(3,478)	2,477	(975)	(54,722)	(56,698)

b.	Sensitivity analysis:

	December 31, 2022
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,281	640	607	9,406	11,934
Trade receivables	-	187	804	304	1,295
Prepaid expenses and other	-	2,149	-	17	2,166
Derivatives FPA	-	-	-	40,852	40,852
Contract Assets	-	-	3,720	1,315	5,035
	1,281	2,976	5,131	51,894	61,282
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases-ST	(430)	-	(591)	-	(1,021)
Trade payables	(614)	(324)	(433)	(88)	(1,459)
Payables and credit balances	(2,644)	(942)	(721)	(3,322)	(7,629)
	(3,688)	(1,266)	(1,745)	(3,410)	(10,109)
Non-current liabilities:
Liability for IIA Royalties	(1,107)	-	-	-	(1,107)
Liabilities in respect of leases-LT	(1,830)	-	(450)	-	(2,280)
Long term loans from banks	-	-	-	(54,926)	(54,926)
Net balances	(5,344)	1,710	2,936	(6,442)	(7,140)

Schedule of sensitivity analysis
	December 31, 2023	December 31, 2022
Linked to NIS	(3,478)	(5,344)
	10%	10%
	(348)	(534)

Linked to EUR	2,477	1,710
	10%	10%
	248	170

Linked to GBP	(975)	2,936
	10%	10%
	(97)	294

Schedule of maturity analysis of financial liabilities
December 31, 2023	Within 30 days	1-12 Months	1-5 Years	Total

Liabilities in respect of leases-ST	172	467	-	639
Trade payables	258	1,120	-	1,378
Promissory Notes	-	20,000	-	20,000
Other long term receivables	-	-	2,000	2,000
Payables to related parties	-	740	-	740
Other Accounts Payable	1,581	6,290	-	7,871
Long term loans from banks, net	-	-	68,020	68,020
Liabilities in respect of leases-LT	-	-	2,067	2,067
Advanced payments from MDA against future orders	-	-	(28,138)	(28,138)
Liability for IIA Royalties	-	-	(1,107)	(1,107)
Derivatives Liabilities	-	-	(114)	(114)
Total	2,011	28,617	42,728	73,356

December 31, 2022	Within 30 days	1-12 Months	1-5 Years	Total

Liabilities in respect of leases-ST	269	752	-	1,021
Trade payables	251	1,209	-	1,460
Payables to related parties	-	-	-	-
Other Accounts Payable	3,534	4,309	-	7,843
Long term loans from banks, net	-	-	77,543	77,543
Liabilities in respect of leases-LT	-	-	2,280	2,280
Loan from Shareholder	-	-	-	-
Derivatives Liabilities	-	-	20,305	20,305
Total	4,054	6,270	100,128	110,452

Schedule of fair value of financial liabilities

	Level	December 31, 2023	December 31, 2022
Financial Liabilities:
Warrants	3	-	-
SPAC Public Warrant	1	-	286
SPAC Private Warrant	2	-	121
Advanced payments from MDA against future orders	3	28,138	-
Price Adjustment shares	3	114	19,898
Total		28,252	20,305

Derivatives Liabilities
Fair value of financial liabilities
Schedule of changes in fair value of liabilities

Warrants
Balance at January 1, 2022	1,392
Exercise of warrants to shares	(397)
Exercise of warrants to cash (adjustment to other accounts payables)	(800)
Changes in fair value recognized in finance expenses	(195)
Balance at December 31, 2022	-
Exercise of warrants to shares	-
Exercise of warrants to cash (adjustment to other accounts payables)	-
Changes in fair value recognized in finance expenses	-
Balance at December 31, 2023	-

SPAC Warrant
Fair value of financial liabilities
Schedule of changes in fair value of liabilities

SPAC Warrants
Balance at December 31, 2022	407
Issuance of warrant (SPAC transactions)	-
Changes in fair value recognized in finance expenses	(407)
Exercise of warrants	-
Balance at December 31, 2023	-

Price adjustment shares
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
PAS

Balance on December 31, 2022	19,898
Changes in fair value recognized in finance expenses	(19,784)
Balance on December 31, 2023	114